CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (15,070)	$ (164,438)	$ (5,240)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain, net of tax effect of $0, $(770) and $1,169 for the years ended December 31, 2024, 2023 and 2022, respectively	(1,541)	2,617	(4,695)
Comprehensive loss	(16,611)	(161,821)	(9,935)
Less: Comprehensive (loss) income attributable to non-controlling interests	(397)	(10,165)	1,781
Comprehensive loss attributable to Funko, Inc.	$ (16,214)	$ (151,656)	$ (11,716)